Strategic Agreements (Tables)	12 Months Ended
Dec. 31, 2022
Infinity Pharmaceuticals Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Summary of Payments Made to Counterparty, Multiplier
We have the right to extinguish the Interim Obligation by payment to Takeda of an amount equal to (i) the $6.7 million payment multiplied by the multiple set forth in the table below corresponding to the time period in which such extinguishing payment is made, minus (ii) any payments made to Takeda pursuant to the Interim Obligation:

Time Period	Multiple
From the Takeda Amendment Effective Date until June 30, 2022	145%
From July 1, 2022 through June 30, 2023	155%
From July 1, 2023 through June 30, 2024	165%
From July 1, 2024 through June 30, 2025	175%